Shareholder Report, Average Annual Return (Details) 197573_Angel Oak High Yield Opportunities ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Angel Oak High Yield Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak High Yield Opportunities ETF NAV
Average Annual Return, Percent	7.14%	5.22%	6.83%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.70%	4.54%	6.75%